Stockholders' Equity (Series D Convertible Preferred Stock) (Details) - Series D Preferred Stock - $ / shares	Mar. 31, 2016	Jun. 30, 2015
Class of Stock [Line Items]
Preferred stock, shares issued (in shares)	110	0
Preferred stock, par value (in dollars per share)	$ 1,000	$ 1,000
Convertible preferred stock, shares issued upon conversion (in shares)	3,333
Beneficial ownership interest percentage threshold	9.99%
Preferred stock, shares outstanding (in shares)	110	0